CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)
Current Assets:
Cash and cash equivalents	$ 106,609	$ 60,651	$ 28,258	$ 45,497		$ 49,850	$ 37,327
Restricted cash	27,761	21,412		15,744
Accounts receivable	59,501	79,008		19,362
Current portion of derivative instruments asset	10,610	10,411		8,865
Inventory	18,214	18,628		5,498
Prepayments and other	23,647	7,615		2,982
Refundable income taxes	2,301	3,042		1,593
Total current assets	248,643	200,767		122,322
Property, plant, and equipment, net	1,549,626	1,388,254	284,018	271,830
Transmission system rights	178,319	180,282		188,134
Equity investments in unconsolidated affiliates	477,098	474,351		294,805
Other intangible assets, net	597,633	584,274		88,462
Goodwill	343,586	343,586		12,453		8,918
Derivative instruments asset	16,589	22,003		17,884
Other assets	64,216	54,910		17,122
Total assets	3,475,710	3,248,427	1,007,801	1,013,012		869,576
Current Liabilities:
Accounts payable	20,561	18,122		8,608
Accrued interest	33,534	19,916		3,975
Other Accrued liabilities	41,456	43,968		11,025
Revolving credit facility	72,800	58,000
Current portion of long-term debt	246,520	20,958		21,587
Current portion of derivative instruments liability	50,030	20,592		10,009
Dividends payable	10,921	10,733		6,154
Other current liabilities	1,278	165		5
Total current liabilities	477,100	192,454		61,363
Long-term debt	1,364,685	1,404,900		244,299
Convertible debentures	193,269	189,563		220,616	219,425	146,250
Derivative instruments liability	109,873	33,170		21,543
Deferred income taxes	165,413	182,925		29,439
Power purchase and fuel supply agreement liabilities, net	46,811	71,775
Other non-current liabilities	60,022	57,859		2,376
Commitments and contingencies
Total liabilities	2,417,173	2,132,646		579,636
Equity
Common shares, no par value, unlimited authorized shares; 113,526,182 and 67,118,154 issued and outstanding at December 31, 2011 and 2010, respectively	1,217,893	1,217,265		626,108
Preferred shares issued by a subsidiary company	221,304	221,304
Accumulated other comprehensive income (loss)	12,216	(5,193)		255		(859)
Retained deficit	(395,743)	(320,622)		(196,494)
Total Atlantic Power Corporation shareholders' equity	1,055,670	1,112,754		429,869
Noncontrolling interest	2,867	3,027		3,507
Total equity	1,058,537	1,115,781		433,376		414,117	151,626
Total liabilities and equity	$ 3,475,710	$ 3,248,427		$ 1,013,012